Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Amounts due to related parties	¥ 1,328	¥ 548
Amount due from inter-company entities	3,630	98
Venture Glory
Related Party Transactions
Purchases from related party		3,000
Amounts due to related parties		0
Revenue from transactions with related parties	1,700	800	¥ 5,000
Amount due from inter-company entities	1,300	58
36Kr Global Holding (HK) Limited
Related Party Transactions
Expenses from transactions with related party		1,500
Purchases from related party		1,400
Amounts due to related parties	0	¥ 500
Shanghai Xuanke
Related Party Transactions
Purchases from related party	1,100
Amounts due to related parties	1,200
Amount due from inter-company entities	2,000
Interest income from related party	47
Short term loan offered to related party	¥ 2,000